Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Reconciliation of income taxes

	Years Ended December 31,
	2022	2021
Expected federal income tax benefit at statutory rate	$224,568	$216,354
State taxes	94,532	91,075
Change in valuation allowance	(319,100)	(307,429)
Income tax benefit	$–	$–

Schedule of deferred tax

	Years Ended December 31,
	2022	2021
Net operating loss	$2,015,974	$1,696,874
Valuation allowance	(2,015,974)	(1,696,874)
Deferred tax assets, net of valuation allowance	$–	$–